Restructuring Charges - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		3 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014 Segment	Sep. 30, 2013	Dec. 31, 2013 Segment	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014	Jan. 31, 2014	Dec. 31, 2014
Restructuring Cost And Reserve [Line Items]
Number of reportable segments			3		6
Restructuring Charges	$ 4,735,000	$ 15,889,000	$ 2,325,000	$ 15,889,000	$ 36,551,000
(Gain) Loss on sale of business assets						(25,850,000)
Severance costs	1,000,000		2,000,000
Other restructuring costs	1,000,000		2,000,000
Employee termination benefits			4,000,000
Employees reduced by restructuring plan			In the fourth quarter of 2013, we initiated a restructuring plan to simplify our technology organization, better align costs with our current business, reduce our spending on third-party resources, increase focus on product development and reduce our employee base by approximately 350 employees.		In the fourth quarter of 2013, we initiated a restructuring plan to simplify our technology organization, better align costs with our current business, reduce our spend on third-partyresources, and to increase focus on product development. The majority of this plan will be completed in 2014. As a part of this restructuring plan, we will reduce our employee base by approximately 350 employees.
Tpn [Member]
Restructuring Cost And Reserve [Line Items]
(Gain) Loss on sale of business assets	3,000,000		3,000,000
Travelocity [Member]
Restructuring Cost And Reserve [Line Items]
Number of reportable segments			1		1
Restructuring Charges					28,000,000
Expected future Travelocity restructuring charges					11,000,000		11,000,000
Incentive to Expedia SMA [Member]
Restructuring Cost And Reserve [Line Items]
Travelocity restructuring payments								3,000,000	8,000,000
Incentive to Expedia SMA [Member] | Scenario, Forecast [Member]
Restructuring Cost And Reserve [Line Items]
Travelocity restructuring payments										11,000,000
Employee Termination Benefits [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring Charges			2,102,000		26,119,000		8,000,000
Employee Termination Benefits [Member] | Travelocity [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring Charges			2,102,000		17,956,000
Expected future Travelocity restructuring charges					2,000,000		2,000,000
Contract termination costs [Member] | Travelocity [Member]
Restructuring Cost And Reserve [Line Items]
Expected future Travelocity restructuring charges					6,000,000		6,000,000
Contract termination and other related costs [Member]
Restructuring Cost And Reserve [Line Items]
Expected future Travelocity restructuring charges	3,000,000		3,000,000
Asset Impairments [Member] | Travelocity [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring Charges					4,000,000
Other related costs [Member] | Travelocity [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring Charges					6,000,000
Expected future Travelocity restructuring charges					$ 3,000,000		$ 3,000,000